Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation Exchange Rates (Details)	Feb. 28, 2017	Dec. 31, 2016
Period End RMB [Member]
Foreign currency exchange rate, translation	6.872	6.947
Period Average RMB [Member]
Foreign currency exchange rate, translation	6.711	6.678
Period/End Average HK [Member]
Foreign currency exchange rate, translation	7.8	7.8